Income Taxes - Provision for income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current income tax:
Current year expense	$ 1,132.0	$ 648.8
Adjustments to prior years' income taxes	(11.4)	(8.7)
Current income tax	1,120.6	640.1
Deferred income tax:
Origination and reversal of temporary differences	291.3	193.4
Adjustments to prior years' deferred income taxes	(36.3)	(20.1)
Deferred income tax	255.0	173.3
Provision for income taxes	1,375.6	813.4
Pillar Two global minimum taxes	$ 93.7	$ 0.0